Investments in Financial Instruments (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments
Non-current financial assets	$ 7,002,712	$ 44,265,899
Other
Financial Instruments
Non-current financial assets	469,405	51,245
FVOCIL
Financial Instruments
Non-current financial assets	6,533,307	44,214,654	$ 49,202,493
FVOCIL | Warrants issued by UHI
Financial Instruments
Non-current financial assets		33,775,451	34,921,530
FVOCIL | Open Ended Fund
Financial Instruments
Non-current financial assets	1,135,803	4,688,202	7,662,726
FVOCIL | Other Equity Instruments
Financial Instruments
Non-current financial assets	5,397,504	5,751,001	6,545,625
FVOCIL | Other Financial Assets
Financial Instruments
Non-current financial assets			$ 72,612
Equity instruments measured at fair value through other comprehensive income | Warrants issued by UHI
Financial Instruments
Non-current financial assets		33,775,451
Equity instruments measured at fair value through other comprehensive income | Open Ended Fund
Financial Instruments
Non-current financial assets	1,135,803	4,688,202
Equity instruments measured at fair value through other comprehensive income | Other Equity Instruments
Financial Instruments
Non-current financial assets	$ 5,397,504	$ 5,751,001